10-Q Failed sale and leaseback arrangements - Sale leaseback arrangements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Interest on financial obligations	$ 6,255	$ 6,635	$ 26,450	$ 23,726	$ 24,151
Depreciation on financed property, plant and equipment	3,178	3,505	12,953	17,143	17,715
Total expense associated with failed sale and leaseback obligations	$ 9,433	$ 10,140	$ 39,403	$ 40,869	$ 41,866